UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2005 - September 30, 2005

Item 1.  Schedule of Investments.


--------------------------------------------------------------------------------
ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

       SHARES                           SECURITY DESCRIPTION                                        VALUE

COMMON STOCK - 96.4%
BUSINESS SERVICES - 17.1%
               2,350 Akamai Technologies, Inc.+                                                        $ 37,483
               3,610 aQuantive, Inc.+                                                                    72,669
               2,165 Argonaut Group+                                                                     58,477
               3,610 Bottomline Technologies, Inc.+                                                      54,475
                 560 Cerner Corp.+                                                                       48,681
               3,060 First Advantage Corp., Class A+                                                     89,964
               2,000 GSI Commerce, Inc.+                                                                 39,800
               1,465 Hudson Highland Holdings Group, Inc.+                                               36,581
               6,020 Infomatica Corp.+                                                                   72,360
               2,325 Netflix, Inc.+                                                                      60,427
               4,955 RightNow Technologies, Inc.+                                                        73,526
               6,660 SiRF Technology Holdings, Inc.+                                                    200,666
               4,335 Ultimate Software Group, Inc.+                                                      79,851
               3,490 Unica Corp.+                                                                        38,320
               7,500 Valueclick, Inc.+                                                                  128,175
               2,700 WebMD Health Corp., Class A+                                                        66,552
               6,495 WebSide Story, Inc.+                                                               115,091
               3,000 Witness Systems, Inc.+                                                              62,670
                                                                                               -----------------
                                                                                                      1,335,768
                                                                                               -----------------

 CONSUMER OTHER - 4.7%
               2,705 Coldwater Creek, Inc.+                                                              68,220
               1,730 Green Mountain Coffee Roasters+                                                     60,169
                 990 Life Time Fitness, Inc.+                                                            32,809
               1,225 Novatel Wireless, Inc.+                                                             17,726
               1,145 Scientific Games Corp., Class A+                                                    35,495
               2,630 Sonic Solutions, Inc.+                                                              56,545
               4,815 VeriFone Holdings, Inc.+                                                            96,830
                                                                                               -----------------
                                                                                                        367,794
                                                                                               -----------------

 CONSUMER PRODUCTS - 2.2%
               1,205 Herbalife, Ltd.+                                                                    36,319
              10,230 Mikohn Gaming Corp.+                                                               135,957
                                                                                               -----------------
                                                                                                        172,276
                                                                                               -----------------



 CONSUMER RETAIL - 1.0%
               2,925 AnnTaylor Stores Corp.+                                                           $ 77,659
                                                                                               -----------------


 ENERGY - 12.2%
                 435 Atwood Oceanics, Inc.+                                                              36,631
               1,500 Bronco Drilling Co, Inc.+                                                           41,325
               1,145 Cal Dive International, Inc.+                                                       72,604
               4,485 Carrizo Oil & Gas, Inc.+                                                           131,410
               8,730 Gasco Energy, Inc.+                                                                 58,054
               8,000 Global Industries, Ltd.+                                                           117,920
               2,500 GMX Resources, Inc.+                                                                65,675
               1,495 Hornbeck Offshore Services, Inc.+                                                   54,762
               1,205 Hydril Co.+                                                                         82,711
               2,570 Oil States International, Inc.+                                                     93,317
               1,205 Range Resources Corp.                                                               46,525
               2,650 Todco, Class A                                                                     110,532
               1,205 W-H Energy Services, Inc.+                                                          39,066
                                                                                               -----------------
                                                                                                        950,532
                                                                                               -----------------

 FINANCIALS - 1.6%
               2,775 Asset Acceptance Capital Corp.+                                                     83,167
               2,000 optionsXpress Holdings, Inc.                                                        38,080
                                                                                               -----------------
                                                                                                        121,247
                                                                                               -----------------
 HEALTHCARE SERVICES - 10.9%
               1,990 Administaff, Inc.                                                                   79,083
               3,130 Hologic, Inc.+                                                                     180,757
               1,675 Icon plc ADR+                                                                       83,750
               1,850 Itron, Inc.+                                                                        84,471
               3,500 Matria Healthcare, Inc.+                                                           132,125
               4,065 Natus Medical, Inc.+                                                                49,471
               1,620 Psychiatric Solutions, Inc.+                                                        87,853
               2,405 Radiation Therapy Services, Inc.+                                                   76,623
               1,912 United Surgical Partners International+                                             74,778
                                                                                               -----------------
                                                                                                        848,911
                                                                                               -----------------

 INDUSTRIAL - 2.7%
               1,235 Beacon Roofing Supply, Inc.+                                                        40,347
               1,575 Ceradyne, Inc.+                                                                     57,771
               2,405 LKQ Corp.+                                                                          72,631
               1,900 Pike Electric Corp.+                                                                35,587
                                                                                               -----------------
                                                                                                        206,336
                                                                                               -----------------


 OTHER - 5.2%
               3,435 Adtran, Inc.                                                                     $ 108,202
               6,980 Arris Group, Inc.+                                                                  82,783
               4,630 Mastec, Inc.+                                                                       50,467
                 650 NeuStar, Inc., Class A+                                                             20,794
              10,830 Powerwave Technologies, Inc.+                                                      140,682
                                                                                               -----------------
                                                                                                        402,928
                                                                                               -----------------

 PRODUCTS/PHARMACEUTICAL - 22.4%
               1,570 Advanced Neuromodulation Systems+                                                   74,512
               4,395 Alkermes, Inc.+                                                                     73,836
               1,655 Angiodynamics, Inc.+                                                                34,755
               9,000 Ariad Pharmaceuticals, Inc.+                                                        66,870
               1,385 Arthrocare Corp.+                                                                   55,705
              12,055 BioMarin Pharmaceuticals, Inc.+                                                    105,240
               3,150 Conceptus, Inc.+                                                                    36,540
               1,700 Conor Medsystems, Inc+                                                              39,950
               2,490 Cubist Pharmaceuticals, Inc.+                                                       53,635
               1,445 Cutera, Inc.+                                                                       37,483
               1,325 CV Therapeautics, Inc+                                                              35,444
               2,950 Encysive Pharmaceuticals, Inc.+                                                     34,751
               2,110 First Horizon Pharmaceuticals Corp.+                                                41,926
               3,080 Foxhollow Technologies, Inc.+                                                      146,639
               2,890 Human Genome Sciences, Inc.+                                                        39,275
               2,175 Intuitive Surgical, Inc.+                                                          159,406
               2,855 Kyphon, Inc.+                                                                      125,449
               5,220 LifeCell Corp.+                                                                    112,909
               7,125 Salix Pharmaceuticals, Ltd.+                                                       151,406
                 840 Senomyx, Inc.+                                                                      14,305
               4,185 Thoratec Corp.+                                                                     74,326
                 905 United Therapeutics Corp.+                                                          63,169
               7,670 Vertex Pharmaceuticals, Inc.+                                                      171,425
                                                                                               -----------------
                                                                                                      1,748,956
                                                                                               -----------------

 SEMICONDUCTORS & EQUIPMENT - 8.1%
               2,650 Advanced Analogic Technologies+                                                     29,653
               3,400 Asyst Technologies, Inc.+                                                           15,844
               7,525 Atheros Communications, Inc.+                                                       73,444
               9,590 California Micro Devices CP+                                                        74,035
               1,100 Diodes, Inc.+                                                                       39,886
               4,070 Hittite Microwave Corp.+                                                            82,417
               6,710 Microsemi Corp.+                                                                   171,373
               2,375 Netgear, Inc.+                                                                      57,142
               4,935 Plexus Corp.+                                                                       84,339
                                                                                               -----------------
                                                                                                        628,133
                                                                                               -----------------

 SOFTWARE & SERVICES - 5.7%
               3,700 Blue Coat Systems, Inc.+                                                           160,876
               1,130 Cognex Corp                                                                         33,979
               1,220 F5 Networks, Inc.+                                                                  53,033
               1,805 Intergraph Corp.+                                                                   80,702


               8,115 Redback Networks, Inc.+                                                             80,501
               3,165 Sierra Wireless, Inc.+                                                              35,954
                                                                                               -----------------
                                                                                                        445,045
                                                                                               -----------------



 TECHNOLOGY - 2.6%
               6,745 Emulex Corp.+                                                                    $ 136,316
               5,310 Rackable Systems, Inc.+                                                             69,880
                                                                                               -----------------
                                                                                                        206,196
                                                                                               -----------------

TOTAL COMMON STOCK (COST $6,324,650)                                                                  7,511,781
                                                                                               -----------------

SHORT-TERM INVESTMENTS - 3.7%
MONEY MARKET FUND - 2.7%
             210,144 Citifunds Institutional Trust Liquid Reserves, Class A (Cost $210,144)             210,144
                                                                                               -----------------

MONEY MARKET DEPOSIT ACCOUNT - 1.0%
PRINCIPAL
            $ 80,797 Citibank Money Market Deposit Account (Cost $80,797)                                80,797
                                                                                               -----------------

TOTAL SHORT-TERM INVESTMENTS ( COST $290,941)                                                           290,941
                                                                                               -----------------

TOTAL INVESTMENTS - 100.1%
(Cost $6,615,591)                                                                                   $ 7,802,722
OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                               (9,509)
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                           $ 7,793,213
                                                                                               =================


+ Non-income producing security.
ADR American Depositary Receipt
*Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                                       $1,250,113
Gross Unrealized Depreciation                                                         (62,982)
                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                          $1,187,131
                                                                                 ==============

--------------------------------------------------------------------------------
JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

     SHARES                          SECURITY DESCRIPTION                                                   VALUE

COMMON STOCK - 83.5%

CONSUMER DISCRETIONARY - 5.5%
           11,500 Comcast Corp., Class A +                                                                       330,970
            6,900 Federated Department Stores, Inc.                                                              461,403
            6,900 JC Penney Co., Inc.                                                                            327,198
                                                                                                     --------------------
                                                                                                               1,119,571
                                                                                                     --------------------

FINANCIALS - 2.4%
            4,100 Goldman Sachs Group, Inc.                                                                      498,478
                                                                                                     --------------------


HEALTH CARE - 29.6%
            3,900 American Pharmaceutical Partners, Inc. +                                                       178,074
            6,700 Amgen, Inc. +                                                                                  533,789
           11,300 Community Health Systems, Inc. +                                                               438,553
           23,100 Endo Pharmaceuticals Holdings, Inc. +                                                          616,077
           14,200 Gilead Sciences, Inc. +                                                                        692,392
           18,300 HCA, Inc.                                                                                      876,936
           25,700 King Pharmaceuticals, Inc. +                                                                   395,266
           15,500 LifePoint Hospitals, Inc. +                                                                    677,815
           17,100 Mylan Laboratories, Inc.                                                                       329,346
           21,500 Teva Pharmaceutical Industries Ltd., ADR                                                       718,530
           12,900 Triad Hospitals, Inc. +                                                                        583,983
                                                                                                     --------------------
                                                                                                               6,040,761
                                                                                                     --------------------

INDUSTRIALS - 11.9%
           70,350 AU Optronics Corp. ADR                                                                         911,736
            6,200 Burlington Northern Santa Fe Corp.                                                             370,760
           13,800 LG Philips LCD Co., Ltd. ADR +                                                                 283,728
           17,100 Shaw Group, Inc. +                                                                             421,686
            6,000 Union Pacific Corp.                                                                            430,200
                                                                                                     --------------------
                                                                                                               2,418,110
                                                                                                     --------------------

INFORMATION TECHNOLOGY - 29.4%
           14,000 Apple Computer, Inc. +                                                                         750,540
           19,000 Applied Materials, Inc.                                                                        322,240
           23,100 Cisco Systems, Inc. +                                                                          414,183
           13,800 Corning, Inc. +                                                                                266,754
           21,300 Genesis Microchip, Inc. +                                                                      467,535
            2,551 Google, Inc., Class A +                                                                        807,289
           40,800 Hurray! Holding Co., Ltd. ADR +                                                                416,160
           13,800 M-Systems Flash Disk Pioneers +                                                                412,896
           10,800 Microsoft Corp                                                                                 277,884
           22,800 Motorola, Inc.                                                                                 503,652
           15,000 Omnivision Technologies, Inc. +                                                                189,300


           15,400 Palm, Inc. +                                                                                   436,282
           23,000 Teradyne, Inc. +                                                                               379,500
           17,400 Tom Online, Inc. ADR +                                                                         342,780
                                                                                                     --------------------
                                                                                                               5,986,995
                                                                                                     --------------------

MATERIALS - 4.7%
           37,300 Agnico-Eagle Mines, Ltd.                                                                       552,413
            8,700 Newmont Mining Corp.                                                                           410,379
                                                                                                     --------------------
                                                                                                                 962,792
                                                                                                     --------------------

Total Common Stock (Cost $15,726,714)                                                                         17,026,707
                                                                                                     ====================

    PRINCIPAL

SHORT-TERM INVESTMENTS - 21.5%
MONEY MARKET DEPOSIT ACCOUNT - 21.5%
       $4,390,383 Citibank Money Market Deposit Account (Cost $4,390,383)                                      4,390,383
                                                                                                     --------------------
    Number of
    CONTRACTS

PUT OPTIONS PURCHASED - 0.5%                                       STRIKE PRICE   EXPIRATION DATE
                                                                   ------------   ---------------
              200 Standard & Poor's 400(R)(Premium Paid $207,600)    $ 710.00         10/24/05                   106,000
                                                                                                     -------------------

Total Investments - 105.5%  (Cost $20,324,697)*                                                             $ 21,523,090
Other Assets & Liabilities, Net (5.5)%                                                                       (1,122,929)
                                                                                                     -------------------
NET ASSETS - 100.0%                                                                                         $ 20,400,161
                                                                                                     ===================


------------------------------------------------------------------------------
+ Non-income producing security.
ADR American Depositary Receipt
*  Cost  for  Federal  income  tax  purposes  is  substantially  the same as for financial statement purposes and net unrealized  appreciation  (depreciation)
   consists of:
                  Gross Unrealized Appreciation                                                              $ 1,683,516
                  Gross Unrealized Depreciation                                                                 (485,123)
                                                                                                     --------------------
                  Net Unrealized Appreciation (Depreciation)                                                 $ 1,198,393
                                                                                                     ====================

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                  SECURITY DESCRIPTION                                                               Value
--------------            --------------------                                                          -------------------
-----------------------------------------------------------                                             -------------------
COMMON STOCK - 92.7%

AUTOMOBILES & COMPONENTS - 5.2%
      71,670    Autoliv, Inc.                                                                                  $ 3,117,645
      40,140    Continental AG                                                                                   3,304,389
     319,910    Ford Motor Co.                                                                                   3,154,313
      51,550    Peugeot SA                                                                                       3,511,538
                                                                                                        -------------------
                                                                                                                13,087,885
                                                                                                        -------------------

BANKS - 19.7%
     171,986    ABC Bancorp                                                                                      3,300,411
     133,439    ABN Amro Holdings NV                                                                             3,206,346
     114,210    Astoria Financial Corp.                                                                          3,017,428
     192,830    Banco Bilboa Vizcaya Argentaria SA                                                               3,391,956
      87,274    Colony Bankcorp, Inc.                                                                            2,361,634
      95,579    Commercial Capital Bancorp, Inc.                                                                 1,624,843
     303,040    DNB NOR ASA                                                                                      3,135,233
     134,040    HF Financial Corp.                                                                               2,530,675
     106,312    International Bancshares Corp.                                                                   3,157,466
     388,947    Lloyds TSB Group plc                                                                             3,213,357
      87,100    National City Corp.                                                                              2,912,624
     116,002    North Fork Bancorp., Inc.                                                                        2,958,051
     109,580    South Financial Group, Inc.                                                                      2,941,127
     122,410    Southwest Bancorp, Inc.                                                                          2,689,348
     136,797    Sovereign Bancorp, Inc.                                                                          3,015,005
     106,114    TD Banknorth, Inc.                                                                               3,198,276
      69,510    Webster Financial Corp.                                                                          3,125,170
                                                                                                        -------------------
                                                                                                                49,778,950
                                                                                                        -------------------

CAPITAL GOODS - 10.8%
      79,130    Ametek, Inc.                                                                                     3,400,216
      34,660    Cargotec Corp., Class B+                                                                         1,048,036
      51,690    Compagnie de Saint-Gobain                                                                        2,982,630
   1,658,820    FKI plc                                                                                          3,272,095
      71,630    KCI Konecranes Oyj                                                                               3,324,880
      41,660    Kone Oyj+                                                                                        2,837,840
      82,190    Toro Co.                                                                                         3,021,304
      96,580    WESCO International, Inc.+                                                                       3,271,165
      95,250    YIT-Yhtyma Oyj                                                                                   4,053,778
                                                                                                        -------------------
                                                                                                                27,211,944
                                                                                                        -------------------

COMMERCIAL SERVICES & SUPPLIES - 4.8%
     139,910    Adesa, Inc.                                                                                      3,092,011
     160,123    Cendant Corp.                                                                                    3,304,939
     206,080    Central Parking Corp.                                                                            3,080,896
     195,021    Mac-Gray Corp.+                                                                                  2,525,522
       4,332    PHH Corp.+                                                                                         118,957
                                                                                                        -------------------
                                                                                                                12,122,325
                                                                                                        -------------------

CONSUMER DURABLES & APPAREL - 7.7%
     250,820    Barratt Developments plc                                                                         3,352,342
     203,860    Bellway plc                                                                                      3,157,475
      39,960    Christian Dior SA                                                                                3,307,397
     415,750    Crest Nicholson plc                                                                              2,964,074
     432,263    George Wimpey plc                                                                                3,272,982
     214,098    Persimmon plc                                                                                    3,249,763


                                                                                                        -------------------
                                                                                                                19,304,033
                                                                                                        -------------------

ENERGY - 6.0%
     111,990    ENI SpA                                                                                          3,336,355
      52,000    Marathon Oil Corp.                                                                               3,584,360
     111,680    Repsol YPF SA                                                                                    3,630,075
     115,870    Sasol, Ltd.                                                                                      4,488,853
                                                                                                        -------------------
                                                                                                                15,039,643
                                                                                                        -------------------

FOOD, BEVERAGE & TOBACCO - 1.7%
     162,700    Aker Seafoods ASA+                                                                                 997,502
     730,631    Greencore Group plc                                                                              3,179,989
     140,500    Parmalat Finanziaria SpA+++                                                                         16,092
                                                                                                        -------------------
                                                                                                                 4,193,583
                                                                                                        -------------------

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
      47,500    Pacificare Health Systems, Inc.+                                                                 3,789,550
      61,974    UnitedHealth Group, Inc.                                                                         3,482,939
      43,300    WellPoint, Inc.+                                                                                 3,283,006
                                                                                                        -------------------
                                                                                                                10,555,495
                                                                                                        -------------------

INSURANCE - 1.4%
      72,080    Stewart Information Services Corp.+                                                              3,690,496
                                                                                                        -------------------

MATERIALS - 16.3%
      45,650    BHP Billiton, Ltd. ADR                                                                           1,560,317
     125,700    BHP Billiton plc                                                                                 2,036,960
      67,488    Cemex SA de CV ADR PAR                                                                           3,529,622
     117,756    CRH plc                                                                                          3,201,473
      43,390    Imerys SA                                                                                        3,230,330
      32,720    Impala Platinum Holdings, Ltd.                                                                   3,720,931
     143,000    Maruichi Steel Tube, Ltd.                                                                        3,381,331
     211,090    Methanex Corp.+                                                                                  3,131,975
     301,740    Sappi, Ltd.                                                                                      3,547,677
   1,215,000    Showa Denko K.K.                                                                                 3,891,345
      91,070    Svenska Cellulosa AB, Class B                                                                    3,198,829
     160,110    UPM-Kymmene Oyj                                                                                  3,214,052
     192,220    Yara International ASA                                                                           3,483,901
                                                                                                        -------------------
                                                                                                                41,128,743
                                                                                                        -------------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -  1.4%
       2,600    Samsung Electronics Co., Ltd.                                                                    1,467,883
       7,020    Samsung Electronics Co., Ltd. GDR*                                                               1,981,642
                                                                                                        -------------------
                                                                                                                 3,449,525
                                                                                                        -------------------
SOFTWARE & SERVICES - 1.3%
       4,440    eAccess, Ltd.                                                                                    3,349,391
                                                                                                        -------------------

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
      34,150    Samsung SDI Co., Ltd.                                                                            3,557,633
                                                                                                        -------------------

TELECOMMUNICATION SERVICES - 3.9%
     336,860    Portugal Telecom SGPS SA                                                                         3,086,621
      17,610    SK Telecom Co., Ltd.                                                                             3,423,932
      97,480    Verizon Communications, Inc.                                                                     3,186,621
                                                                                                        -------------------
                                                                                                                 9,697,174
                                                                                                        -------------------

TRANSPORTATION - 1.3%
     282,300    Camillo Eitzen & Co.                                                                             3,234,358
                                                                                                        -------------------

UTILITIES - 5.6%
      74,060    FPL Group, Inc.                                                                                  3,525,256
     150,200    Kansai Electric Power Co., Inc.                                                                  3,319,666
     130,300    Tokyo Electric Power Co., Inc.                                                                   3,299,462
      35,800    TXU Corp.                                                                                        4,041,104
                                                                                                        -------------------
                                                                                                                14,185,488
                                                                                                        -------------------

Total Common Stock (Cost $190,386,484)                                                                         233,586,666
                                                                                                        -------------------

 Principal
   AMOUNT
SHORT-TERM INVESTMENTS - 7.1%
Certificates of Deposit - 0.0%
     $26,765    Middlesex Savings Bank, 2.50%, 11/25/05                                                             26,765
      26,756    Stoneham Savings Bank, 1.98%, 11/25/05                                                              26,756
                                                                                                        -------------------
Total Certificates of Deposit (Cost $53,521)                                                                        53,521
                                                                                                        -------------------

COMMERCIAL PAPER # - 7.1%
   7,186,000    American Express Credit Corp., 3.65%, 10/03/05                                                   7,186,000
   7,760,000    Citigroup Funding, Inc., 3.82%, 10/04/05                                                         7,760,000
   2,890,000    General Electric Capital Corp., 3.65%, 10/05/05                                                  2,890,000
                                                                                                        -------------------
Total Commercial Paper (Cost $17,836,000)                                                                       17,836,000
                                                                                                        -------------------

Total Short-Term Investments (Cost $17,889,521)                                                                 17,889,521
                                                                                                        -------------------

Total Investments - 99.8%
                (Cost $208,276,005)**                                                                          251,476,187
Other Assets and Liabilities, Net - 0.2%                                                                           525,993
                                                                                                        -------------------
NET ASSETS - 100.0%                                                                                          $ 252,002,180
                                                                                                        ===================
                                                                                                        ===================


ADR          American Depositary Receipt.
GDR          Global Depositary Receipt.
+            Non-income producing security.

*            Security exempt from registration under Rule 144A under the Securities Act of 1933.  At the period end, the value of these securities amounted to $1,981,642 or  0.8% of net assets.

++ Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $16,092 or less than 0.1% of net assets.

                                 SECURITY                                ACQUISITION DATE                ACQUISITION COST
                                 --------                                ----------------                ----------------
                             Parmalat Finanzi                          11/27/02 - 11/29/02                 $ 344,131.92

#            Yields shown are annualized yields at time of purchase.


**           Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                Gross Unrealized Appreciation                                              $ 47,059,703
                Gross Unrealized Depreciation                                                (3,859,521)
                                                           ---------------------------------------------
                Net Unrealized Appreciation (Depreciation)                                 $ 43,200,182
                                                           =============================================


                                                      WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        SHARES                   SECURITY DESCRIPTION               ENVIRONMENTAL RATING**             VALUE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

COMMON STOCK - 90.0%

CONSUMER DISCRETIONARY - 7.7%
                290,000 aQuantive, Inc.+                                    EB                       $ 5,837,700
                110,000 Jupitermedia Corp.+                                 EB                         1,948,100
                 75,000 Nautilus, Inc.                                      ER                         1,655,250
                                                                                                   --------------
                                                                                                       9,441,050
                                                                                                   --------------
CONSUMER STAPLES - 14.5%
                100,000 Green Mountain Coffee Roasters, Inc.+               BIC                        3,478,000
                165,000 Herbalife, Ltd.                                     ER                         4,973,100
                 75,000 Martek Biosciences Corp.+                           ER                         2,634,750
                550,000 SunOpta, Inc.+                                      ER                         2,673,000
                 30,000 Whole Foods Market, Inc.+                           EP                         4,033,500
                                                                                                   --------------
                                                                                                      17,792,350
                                                                                                   --------------
ENERGY - 9.3%
                150,000 Evergreen Solar, Inc.+                              EP                         1,399,500
                508,000 Fuel-Tech NV+                                       ER                         4,699,000
                120,000 Headwaters, Inc.+                                   ER                         4,488,000
                200,000 Quantum Fuel Systems Technologies Worldwide, Inc.+  EP                           820,000
                                                                                                   --------------
                                                                                                      11,406,500
                                                                                                   --------------

FINANCIALS - 2.5%
                100,000 Bankrate, Inc.+                                     EB                         2,743,000
                 30,000 Wainwright Bank & Trust Co.                         EP                           312,300
                                                                                                   --------------
                                                                                                       3,055,300
                                                                                                   --------------

PHARMACEUTICALS AND BIOTECHNOLOGY - 16.5%
                600,000 Arena Pharmaceuticals, Inc.+                        ER                         5,940,000
              1,250,000 Durect Corp.+                                       ER                         8,562,500
                850,000 Isis Pharmaceuticals, Inc.+                         ER                         4,292,500
                500,000 Unigene Laboratories, Inc.+                         ER                         1,455,000
                                                                                                   --------------
                                                                                                      20,250,000
                                                                                                   --------------

HEALTH CARE EQUIPMENT AND SERVICES - 9.7%
                225,000 SurModics, Inc.+                                    ER                         8,705,250
                600,000 ThermoGenesis Corp.+                                EB                         3,180,000
                                                                                                   --------------
                                                                                                      11,885,250
                                                                                                   --------------

INDUSTRIALS - 8.5%
                170,000 Color Kinetics, Inc.+                               ER                         2,550,000
                 60,000 Itron, Inc.+                                        EP                         2,739,600
                200,000 NAM TAI Electronics, Inc.                           BIC                        5,086,000
                                                                                                   --------------
                                                                                                      10,375,600
                                                                                                   --------------
SOFTWARE AND SERVICES - 17.7%
                170,000 Aptimus, Inc.+                                      EB                         2,371,500
                125,000 Audible, Inc.+                                      EB                         1,536,250
                125,000 Avid Technology, Inc.+                              ER                         5,175,000
                 80,000 F5 Networks, Inc.+                                  ER                         3,477,600
              1,450,000 Intellisync Corp.+                                  EB                         6,438,000
                125,000 Sonic Solutions, Inc.+                              EB                         2,687,500
                                                                                                   --------------
                                                                                                      21,685,850
                                                                                                   --------------

TELECOMMUNICATIONS SERVICES - 3.6%
              1,800,000 Ibasis, Inc.+                                       EB                         4,428,000
                                                                                                    --------------

Total Common Stock (Cost $92,729,753)                                                                110,319,900
                                                                                                   --------------

MUTUAL FUNDS - 1.6%
                110,000 Powershares Wilderhill Clean Energy Portfolio (Cost 1,961,900)                 1,951,400
                                                                                                   --------------

SHORT-TERM INVESTMENTS - 7.8%

MONEY MARKET FUNDS - 7.6%


              5,980,233 Citifunds Institutional Trust Liquid Reserves, ClassN/A                        5,980,233
              3,327,970 Pax World Money Market Fund                         N/A                        3,327,970
                                                                                                   --------------
 Total Money Market Fund ($9,308,203)                                                                  9,308,203
                                                                                                   --------------

       PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 0.2%
              $ 200,222 Citibank Money Market Deposit Account ($200,222)                                 200,222
                                                                                                   --------------


Total Short-Term Investments (cost 9,508,425)                                                          9,508,425
                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $104,200,078)*                                                                                 121,779,725
                                                                                                   --------------

WRITTEN CALL OPTIONS - (0.1)%

SECURITY                                                                    CONTRACTS
---------------------------------------------------------------             --------------------
Whole Foods Market, Inc.
Expiration October 24, 2005, Exercise Price $135                            200                          (66,000)

Martek Biosciences
Expiration December 19, 2005, Exercise Price $60                            500                           (2,500)

                                                                                                   --------------
TOTAL OPTIONS WRITTEN (Premiums Received $155,611)                                                       (68,500)
                                                                                                   --------------

Other Assets and Liabilities, Net -0 .7%                                                                 912,596
                                                                                                   --------------
NET ASSETS - 100.0%                                                                                $ 122,623,821
                                                                                                   ==============



+  Non-income producing security.
V All or a portion of shares have been committed as cover for written options. ** The investment adviser's Environmental Ratings include the following. Refer to the  Fund's  prospectus  for  more  information.
   BIC - Best in Class
   EB - Environmentally Benign
   EP - Environmentally Proactive
   ER - Environmentally Responsible

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                   $19,883,742
Gross Unrealized Depreciation                                   (2,216,984)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                      $17,666,758
                                                               =============

Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    November 29, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    November 29, 2005
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    November 29, 2005
         __________________________